Acquisitions and Divestitures - Summary of Fair Value of Identifiable Net Assets at Acquisition Date, Banco Dominican dei Progreso, Dominican Republic (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Mar. 01, 2019	Oct. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition	$ 9,279	$ 9,631		$ 10,007
Deferred tax liability		$ (56)
Banco Dominicano del Progreso, Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Total net assets acquired			$ 176
Goodwill arising on acquisition			271
Deferred tax liability			(3)
Non-controlling interest			(4)
Total purchase consideration transferred			$ 440